INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (benefit) for income taxes consists of:

	Year Ended December 31
	2015	2014	2013
	US$	US$	US$
		(Restated)
Current income taxes benefit (provision)	11,978	(233,884)	(524,977)
Deferred income taxes benefit (provision)		(123,842)	2,698
Total benefit (provision) for income taxes	11,978	(357,726)	(522,279)

Summary of Valuation Allowance [Table Text Block]
The following table reconciles the valuation allowance for the year ended December 31, 2015 and 2014, which consisted of the following:

	Year ended December 31,
	2015	2014
	US$	US$
		(Restated)
Beginning balance	407,539	-
Additions	198,298	407,539
Ending balance	605,837	407,539